Inventories (Tables)	6 Months Ended
Jun. 30, 2019
Inventory Disclosure [Abstract]
Schedule of inventories
	December 31, 2018	June 30, 2019
Lubricants	$12,071	$12,613
Bunkers	15,365	34,078
Total	$27,436	$46,691